INVESTMENT IN JOINT VENTURE (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disclosure of joint ventures [line items]
Beginning Balance			$ 25,660,842
Share of income	$ (1,201,650)	$ 3,940,373	19,099,401	$ 4,321,011
Ending Balance	70,050,243		70,050,243
Pure Sunfarms
Disclosure of joint ventures [line items]
Beginning Balance			25,660,842
Investment in Joint Venture			25,000,000
Transaction costs			290,000
Share of income			19,099,401
Ending Balance	$ 70,050,243		$ 70,050,243